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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

MSP | September 30, 2014
Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 75.2%
Consumer Discretionary - 17.9%
Amazon.com Inc. * (A)	7,900	$2,547,276
CarMax Inc. * (A)	20,300	942,935
CBS Corp., Class B (A)	31,500	1,685,250
Discovery Communications Inc., Class C *	53,500	1,994,480
Home Depot Inc./The (A)	800	73,392
Lululemon Athletica Inc. * (A)	27,000	1,134,270
Priceline Group Inc./The * (A)	1,600	1,853,728
Ross Stores Inc. (A)	12,500	944,750
Starbucks Corp. (A)	25,500	1,924,230
TJX Cos. Inc./The (A)	23,000	1,360,910

		14,461,221
Consumer Staples - 7.7%
Costco Wholesale Corp. (A)	22,000	2,757,040
General Mills Inc. (A)	34,000	1,715,300
Whole Foods Market Inc. (A)	44,500	1,695,895

		6,168,235
Energy - 9.1%
Apache Corp. (A)	10,000	938,700
Baker Hughes Inc. (A)	31,000	2,016,860
Cameron International Corp. * (A)	23,500	1,559,930
Occidental Petroleum Corp. (A)	20,500	1,971,075
Petroleo Brasileiro S.A., ADR (A)	60,000	851,400

		7,337,965
Financials - 5.5%
Progressive Corp./The (A)	67,500	1,706,400
State Street Corp. (A)	10,000	736,100
T. Rowe Price Group Inc. (A)	25,800	2,022,720

		4,465,220
Health Care - 2.8%
Baxter International Inc. (A)	5,500	394,735
Express Scripts Holding Co. * (A)	26,000	1,836,380

		2,231,115
Industrials - 12.9%
C.H. Robinson Worldwide Inc. (A)	10,000	663,200
Danaher Corp. (A)	25,000	1,899,500
FedEx Corp. (A)	5,800	936,410
Jacobs Engineering Group Inc. * (A)	42,000	2,050,440
Rockwell Collins Inc. (A)	26,100	2,048,850
Stericycle Inc. * (A)	10,500	1,223,880
United Technologies Corp. (A)	14,500	1,531,200

		10,353,480
Information Technology - 14.8%
Accenture PLC, Class A (A)	23,500	1,911,020
Altera Corp. (A)	42,500	1,520,650
Apple Inc. (A)	11,900	1,198,925
eBay Inc. * (A)	51,000	2,888,130

See accompanying Notes to Portfolios of Investments.

MSP | September 30, 2014
Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

EMC Corp. (A)	14,500	424,270
Linear Technology Corp. (A)	28,500	1,265,115
Nuance Communications Inc. * (A)	45,000	693,675
QUALCOMM Inc. (A)	27,500	2,056,175

		11,957,960
Materials - 2.2%
Mosaic Co./The (A)	40,000	1,776,400

Telecommunication Service - 2.3%
Verizon Communications Inc. (A)	37,000	1,849,630

Total Common Stocks ( Cost $61,912,270 )		60,601,226
	Contracts
PUT OPTIONS PURCHASED - 1.4%
S&P 500 Index, Put, Nov 2014, $2,005	160	925,600
S&P 500 Index, Put, Oct 2014, $1,985	61	176,595

Total Put Options Purchased ( Cost $723,271 )		1,102,195
	Shares
INVESTMENT COMPANIES - 9.1%
Powershares QQQ Trust Series 1 (A)	25,000	2,469,750
SPDR Gold Shares *	20,500	2,382,305
SPDR S&P 500 ETF Trust (A)	12,500	2,462,750

Total Investment Companies ( Cost $7,424,809 )		7,314,805
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
U.S. Treasury Bill (B) (C) - 6.2%
0.028%, 2/5/15	$5,000,000	4,999,670

Total U.S. Government and Agency Obligations ( Cost $4,999,506 )		4,999,670
	Shares
SHORT-TERM INVESTMENTS - 9.8%
State Street Institutional U.S. Government Money Market Fund	7,893,053	7,893,053

Total Short-Term Investments ( Cost $7,893,053 )		7,893,053

TOTAL INVESTMENTS - 101.7% ( Cost $82,952,909 )		81,910,949
NET OTHER ASSETS AND LIABILITIES - 0.5%		411,774

TOTAL CALL & PUT OPTIONS WRITTEN - (2.2%)		(1,743,524)

TOTAL NET ASSETS - 100.0%		$80,579,199

* Non-income producing.

See accompanying Notes to Portfolios of Investments.

MSP | September 30, 2014
Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities are segregated as collateral for put options written. As of September 30, 2014, the total amount segregated was $4,999,670.
(C)	Rate noted represents annualized yield at time of purchase.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Accenture PLC, Class A	120	October 2014	$80.00	$22,200
Accenture PLC, Class A	115	January 2015	80.00	37,950
Altera Corp.	115	October 2014	34.00	21,562
Altera Corp.	110	January 2015	35.00	23,650
Altera Corp.	200	January 2015	36.00	32,000
Amazon.com Inc.	38	October 2014	335.00	9,177
Amazon.com Inc.	37	October 2014	350.00	2,072
Apache Corp.	100	October 2014	95.00	14,250
Apple Inc.	119	October 2014	97.14	50,575
Baker Hughes Inc.	140	October 2014	70.00	4,270
Baker Hughes Inc.	170	January 2015	70.00	27,200
Baxter International Inc.	30	October 2014	75.00	285
Baxter International Inc.	25	January 2015	75.00	2,175
C.H. Robinson Worldwide Inc.	100	November 2014	60.00	70,500
Cameron International Corp.	120	October 2014	75.00	600
CarMax Inc.	90	October 2014	50.00	900
CarMax Inc.	113	October 2014	52.50	282
CBS Corp., Class B	80	January 2015	55.00	21,800
CBS Corp., Class B	165	January 2015	57.50	31,350
CBS Corp., Class B	70	January 2015	60.00	8,750
Costco Wholesale Corp.	110	October 2014	115.00	114,400
Costco Wholesale Corp.	110	October 2014	120.00	63,525
Danaher Corp.	135	January 2015	77.50	35,437
Danaher Corp.	115	January 2015	80.00	19,262
eBay Inc.	190	October 2014	52.50	82,650
eBay Inc.	70	October 2014	55.00	16,940
eBay Inc.	250	January 2015	55.00	97,500
EMC Corp.	145	October 2014	27.00	33,495
Express Scripts Holding Co.	100	October 2014	75.00	950
Express Scripts Holding Co.	160	January 2015	75.00	26,640
FedEx Corp.	58	October 2014	150.00	68,730
General Mills Inc.	96	January 2015	55.00	1,968
Home Depot Inc./The	8	October 2014	85.00	5,620
Jacobs Engineering Group Inc.	150	January 2015	55.00	7,125
Linear Technology Corp.	125	October 2014	45.00	10,000
Linear Technology Corp.	100	January 2015	45.00	16,500
Linear Technology Corp.	60	January 2015	46.00	7,500
Lululemon Athletica Inc.	150	October 2014	42.50	13,800
Lululemon Athletica Inc.	120	January 2015	45.00	25,980
Mosaic Co./The	200	January 2015	45.00	31,300
Nuance Communications Inc.	148	October 2014	19.00	740
Occidental Petroleum Corp.	205	January 2015	105.00	24,395
Petroleo Brasileiro S.A.	300	October 2014	19.00	2,250
Powershares QQQ Trust Series 1	75	October 2014	97.00	19,537
Powershares QQQ Trust Series 1	175	January 2015	100.00	46,813

See accompanying Notes to Portfolios of Investments.

MSP | September 30, 2014
Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Priceline Group Inc./The	10	October 2014	1,210.00	5,250
Priceline Group Inc./The	6	January 2015	1,225.00	21,270
Progressive Corp./The	330	October 2014	25.00	18,150
QUALCOMM Inc.	110	October 2014	80.00	275
QUALCOMM Inc.	165	January 2015	77.50	28,463
Rockwell Collins Inc.	65	October 2014	80.00	3,088
Rockwell Collins Inc.	196	January 2015	80.00	39,200
Ross Stores Inc.	125	October 2014	70.00	68,750
SPDR S&P 500 ETF Trust	78	October 2014	197.00	18,564
SPDR S&P 500 ETF Trust	47	October 2014	198.00	8,437
Starbucks Corp.	110	October 2014	77.50	3,740
Starbucks Corp.	145	January 2015	77.50	29,870
State Street Corp.	100	January 2015	75.00	24,350
Stericycle Inc.	105	February 2015	120.00	29,400
T. Rowe Price Group Inc.	103	October 2014	80.00	5,665
T. Rowe Price Group Inc.	155	January 2015	80.00	35,263
TJX Cos. Inc./The	230	October 2014	55.00	98,900
United Technologies Corp.	100	January 2015	110.00	16,550
Verizon Communications Inc.	110	October 2014	49.00	12,210
Verizon Communications Inc.	260	January 2015	50.00	31,460
Whole Foods Market Inc.	83	October 2014	40.00	2,864
Whole Foods Market Inc.	200	January 2015	40.00	31,700

Total Call Options Written ( Premiums received $1,819,921 )				$1,688,024

See accompanying Notes to Portfolios of Investments.

MSP | September 30, 2014
Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Put Options Written

Cameron International Corp.	85	November 2014	67.50	28,050
Priceline Group Inc./The	9	October 2014	1,175.00	27,450

Total Put Options Written ( Premiums received $72,341 )				55,500

Total Options Written, at Value ( Premiums received $1,892,262 )				$1,743,524

See accompanying Notes to Portfolios of Investments.

MSP | September 30, 2014
Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Strategic Sector Premium Fund (the “Fund”) values securities traded on a national securities exchange at their closing sale price, except for securities traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”), which are valued at the NASDAQ official closing price ("NOCP"), and options, which are valued at the mean between best bid and best ask price across all option exchanges. Debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having longer maturities, are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services approved by the Fund. Mutual funds are valued at their Net Asset Value (“NAV”). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

At times, the Fund maintains cash balances at financial institutions in excess of federally insured limits. The Fund monitors this credit risk and has not experienced any losses related to this risk.

2. Fair Value Measurements: The Fund has adopted Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs of the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

·	Level 1 - unadjusted quoted prices in active markets for identical investments

·
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

·	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value for the period ended September 30, 2014, maximized the use of observable inputs and minimized the use of unobservable inputs.

There were no transfers between classification levels during the period ended September 30, 2014. As of and during the period ended September 30, 2014, the Fund did not hold securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund's investments carried at fair value (please see the Portfolio of Investments for a listing of all securities within each category):

MSP | September 30, 2014
Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

Description	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	9/30/14
Assets:
Common Stocks	$60,601,226	$–	$–	$60,601,226
Put Options Purchased	1,102,195	–	–	1,102,195
Investment Companies	7,314,805	–	–	7,314,805
U.S. Government and Agency Obligations	–	4,999,670	–	4,999,670
Short-Term Investments	7,893,053	–	–	7,893,053
	$76,911,279	$4,999,670	$–	$81,910,949
Liabilities:
Options Written	$1,743,524	$–	$–	$1,743,524

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund used derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a Fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund and their effect:

	Asset Derivatives Fair Value		Liability Derivatives Fair Value
Derivatives not accounted for as hedging instruments		Derivatives not accounted for as hedging instruments
Equity contracts	$ -	Options Written	$1,743,524

3. Discussion of Risks: Please see the Fund’s prospectus for a complete discussion of risks associated with investing in the Fund.

Equity Risk. The value of the securities held by the Fund may decline due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Option Risk. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.

Foreign Investment Risk. Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risks, as well as lower market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Mid Cap Company Risk. Mid-cap companies often are newer or less established companies than larger companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the

MSP | September 30, 2014
Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

management of such companies may be dependent upon one or a few key people. The market movements of equity securities of mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

Industry Concentration Risk. To the extent that the Fund makes substantial investments in a single industry, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Fund Distribution Risk. In order to make regular quarterly distributions on its common shares, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment may not dictate such action. In addition, the Fund’s ability to make distributions more frequently than annually from any net realized capital gains by the Fund is subject to the Fund obtaining exemptive relief from the Securities and Exchange Commission, which cannot be assured. To the extent the total quarterly distributions for a year exceed the Fund’s net investment company income and net realized capital gain for that year, the excess will generally constitute a return of the Fund’s capital to its common shareholders. Such return of capital distributions generally are tax-free up to the amount of a common shareholder’s tax basis in the common shares (generally, the amount paid for the common shares). In addition, such excess distributions will decrease the Fund’s total assets and may increase the Fund’s expense ratio.

Financial Leverage Risk. The Fund is authorized to utilize leverage through the issuance of preferred shares and/or the Fund may borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as settlement of transactions. Although the use of any financial leverage by the Fund may create an opportunity for increased net income, gains and capital appreciation for common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with financial leverage proceeds are greater than the cost of financial leverage, the Fund’s return will be greater than if financial leverage had not been used. Conversely, if the income or gain from the securities purchased with such proceeds does not cover the cost of financial leverage, the return to the Fund will be less than if financial leverage had not been used. Financial leverage also increases the likelihood of greater volatility of the NAV and market price of, and dividends on, the common shares than a comparable portfolio without leverage.

Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Fund’s portfolio. Financial market conditions, as well as various social and political tensions in the United States and around the world, have contributed to increased market volatility and may have long-term effects on the United States and worldwide financial markets and cause further economic uncertainties or deterioration in the United States and worldwide. The Fund’s Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the United States and global economies and securities markets.

Additional Risks. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risk they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Fund, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Fund.

MSP | September 30, 2014
Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

MSP | September 30, 2014
Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date:  November 24, 2014

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: November 24, 2014